SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:	SHAREHOLDERS' EQUITY

a.	Ordinary shares The ordinary shares of the Company entitle their holders to voting rights, the right to receive cash dividend and the right to a share in excess assets upon liquidation of the Company.

b.
Stock Options, Restricted Stock Units ("RSUs") and Warrants

The Company’s 2003 Equity Incentive Plan (the “Plan”) was initially adopted in 2003 and had an initial term of ten years from adoption. On December 9, 2012, the Company’s Board of Directors extended the term of the Plan for an additional ten years. In addition, on August 7, 2013, the Company’s Board of Directors approved amendments to the Plan to include the ability to grant RSUs and restricted stock.

The contractual term of the stock options is generally no more than five years and the vesting period of the options and RSUs granted under the Plan is between one and three years from the date of grant. The rights of the ordinary shares obtained from the exercise of stock options or RSUs are identical to those of the other ordinary shares of the Company.

As of June 30, 2017, there were 1,160,348 ordinary shares reserved for future stock-based awards under the Plan.

The following table summarizes the activities for the Company’s service-based stock options for the six months ended June 30, 2017:

		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	5,354,220	$4.04	2.82	$549
Granted	9,238,668	$1.75
Forfeited	(1,179,021)	$4.99
Outstanding at June 30, 2017	13,413,867	$2.38	4.15	$4,010
Exercisable at June 30, 2017	1,720,928	$6.30	1.47	$10

The following table summarizes the activities for the Company’s performance-based stock options for the six months ended June 30, 2017:

		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2017	1,516,666	$2.53	3.77	-
Forfeited	(200,000)	$2.28
Outstanding at June 30, 2017	1,316,666	$2.56	3.27	-
Exercisable at June 30, 2017	483,329	$2.54	2.99	-

327,000 RSU's outstanding as of December 31, 2016 were all vested in January 2017.

In 2015, in connection with the Undertone acquisition, the Company granted warrants to purchase 200,000 ordinary shares, at a weighted average exercise price of $3.03 to a third-party vendor that provides development services to Undertone. As of June 30, 2017, all warrants are outstanding.